COMMITMENTS AND CONTINGENT LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Years ending December 31:
2015	$ 2,141
2016	2,097
2017	2,082
Future minimum annual lease commitments, Total	8,749
Israeli | Vehicle operating lease agreements
Years ending December 31:
2015	425
2016	317
2017	171
Future minimum annual lease commitments, Total	$ 913